Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2018
Income Taxes [Line Items]
United States corporate tax at a rate		21.00%
Less valuation allowance	$ 138,900,000	$ 149,200,000
Increase (decrease) in valuation allowance	(20,900,000)	9,200,000
US branch profits, subject to tax	0	0
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Net operating loss carryforwards	501,700,000	606,800,000
Operating loss carryforwards, remaining	501,700,000
Operating loss carryforwards, subject to expiration date	444,300,000
Operating loss carryforwards, not subject to expiration	57,400,000
Capital loss carryforwards	0	500,000
Charitable contribution carryforwards	1,000,000.0	1,100,000
Less valuation allowance	113,900,000	134,800,000
Internal Revenue Service (IRS) | Aspen U.K.
Income Taxes [Line Items]
Operating loss carryforwards, subject to s382 limitation	6,500,000
Internal Revenue Service (IRS) | U.S. operating subsidiaries
Income Taxes [Line Items]
Operating loss carryforwards, subject to s382 limitation	$ 20,800,000
Internal Revenue Service (IRS) | Minimum
Income Taxes [Line Items]
Operating loss carryforwards, date of expiration	2030
Internal Revenue Service (IRS) | Maximum
Income Taxes [Line Items]
Operating loss carryforwards, date of expiration	2039
U.K.
Income Taxes [Line Items]
U. K. corporate tax rate reduced during the period			19.00%
Net operating loss carryforwards	$ 99,500,000	93,200,000
Capital loss carryforwards	3,800,000
Less valuation allowance	24,800,000	14,400,000
Increase (decrease) in valuation allowance	10,400,000	28,200,000
U.K. | Other Comprehensive Income
Income Taxes [Line Items]
Less valuation allowance	$ 0	0
Bermuda
Income Taxes [Line Items]
Bermuda tax rate	0.00%
Valuation Allowance, Operating Loss Carryforwards
Income Taxes [Line Items]
Increase (decrease) in valuation allowance	$ (20,900,000)	9,200,000
Valuation Allowance, Operating Loss Carryforwards | U.K.
Income Taxes [Line Items]
Less valuation allowance	$ 10,400,000	$ 28,200,000